Convertible Notes (Details)						12 Months Ended	24 Months Ended
	Aug. 26, 2020 CAD ($) shares	Mar. 17, 2020 USD ($)	Mar. 17, 2020 CAD ($)	Mar. 17, 2016 USD ($)	Mar. 17, 2016 CAD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) $ / shares
Convertible Notes
Outstanding convertible notes						$ 0	$ 0
Interest payments						$ 7,190
Convertible Notes
Convertible Notes
Interest rate						0.05%	0.05%	0.05%
Aggregate principal amount	$ 82,102,500
Shares issued upon conversion of convertible notes (in shares) | shares	19,969,280
Interest payments							$ 7,190
2016 Notes
Convertible Notes
Gross proceeds upon issuance				$ 38,500,000	$ 50,000,000.0
Conversion price per share | $ / shares								$ 3.541
Aggregate principal amount	$ 34,502,500							$ 15,409,901
Shares issued upon conversion of convertible notes (in shares) | shares						4,351,850
2020 Notes
Convertible Notes
Gross proceeds upon issuance		$ 35,000,000.0	$ 47,600,000
Conversion price per share | $ / shares								$ 4.655
Aggregate principal amount	$ 47,600,000